GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2023
GOODWILL AND INTANGIBLE ASSETS
Summary of amortized and indefinite-lived intangible assets

	Gross	Accumulated	Carrying
	Amount	Amortization	Value
Amortized:
Customer relationships	$11,452,230	$(4,554,959)	$6,897,271
	$11,452,230	$(4,554,959)	$6,897,271

Indefinite-lived:
Brand name	$6,575,880	—	6,575,880
	$18,028,110	$(4,554,959)	$13,473,151

Schedule of goodwill attributable to each business combination

	March 31,	December 31
	2023	2022
Bailey	$3,158,123	$3,158,123
Harper & Jones	1,130,311	1,130,311
Stateside	2,104,056	2,104,056
Sundry	3,711,322	3,711,322
	$10,103,812	$10,103,812